Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Cash Flows
Net cash used in operating activities	$ (62,066)	$ (80,912)	$ (32,847)
Investing activities
Purchases of property, plant and equipment	(7,949)	(8,565)	(6,364)
Purchase of leasehold land	(11,631)
Payments on leasehold land deposit	(2,326)
Deposits in short-term investments	(732,908)	(478,140)	(903,551)
Proceeds from short-term investments	629,373	597,044	961,667
Purchase of a subsidiary company		(8,080)
Cash acquired in purchase of a subsidiary company		16,769
Investment in an equity investee			(8,000)
Net cash (used in)/generated from investing activities	(125,441)	119,028	43,752
Financing activities
Proceeds from issuance of ordinary shares	318,934	251	3,868
Purchases of treasury shares	(12,904)	(346)	(5,451)
Dividends paid to a non-controlling shareholder of a subsidiary	(1,462)	(1,282)	(1,282)
Repayment of loan to a non-controlling shareholder of a subsidiary			(1,550)
Proceeds from bank borrowings		26,807	26,923
Repayment of bank borrowings		(26,923)	(30,000)
Payment of issuance costs	(8,134)		(739)
Net cash generated from/(used in) financing activities	296,434	(1,493)	(8,231)
Net increase in cash and cash equivalents	108,927	36,623	2,674
Effect of exchange rate changes on cash and cash equivalents	5,546	(1,502)	(1,903)
Net increase in cash and cash equivalents, including effect of exchange rate changes	114,473	35,121	771
Cash and cash equivalents
Cash and cash equivalents at beginning of year	121,157	86,036	85,265
Cash and cash equivalents at end of year	235,630	121,157	86,036
Supplemental disclosure for cash flow information
Cash paid for interest	815	917	979
Cash paid for tax, net of refunds	5,940	3,249	3,752
Supplemental disclosure for non-cash activities
(Decrease)/increase in accruals made for purchases of property, plant and equipment	(57)	1,068	138
Accrual made for purchase of leasehold land	355
Vesting of treasury shares for LTIP	$ 4,828	$ 944	$ 731